January 24, 2025

Securities and Exchange Commission

Public Filing Desk

100 F Street , N.E.

Washington, D.C. 20549

Re: Advisers Investment Trust; File No. 811-22538

Ladies and Gentlemen:

On behalf of Advisers Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Amendment No. 128 to the Trust’s Registration Statement (the “Amendment”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The purpose of the Amendment is to update the financial statements and provide other updated information regarding the Trust. Shares of beneficial interest in the NTAM Treasury Assets Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and are offered and sold solely in private placement transactions in accordance with Regulation D under the 1933 Act.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297